Financial instruments - fair values and risk management - Summary of cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Cash-in-transit	€ 38,087	€ 35,525
Processor bank balances	47,335	41,696
Bank balances	169,356	216,577
Cash and cash equivalents	€ 254,778	€ 293,798	€ 138,540	€ 74,365